Segmental Analyses - Disclosure of Geographical Information of External Revenue (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
External revenue	£ 19,564	£ 14,130	£ 12,536
Intangible assets	117,785	12,117	10,436
Property, plant and equipment	4,882	3,661	3,021
Investments in associates and joint ventures	1,577	9,507
United Kingdom
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
External revenue	203	266	180
Intangible assets	514	551
Property, plant and equipment	406	371
All foreign countries
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
External revenue	19,361	13,864	£ 12,356
Intangible assets	117,271	11,566
Property, plant and equipment	4,476	3,290
Investments in associates and joint ventures	£ 1,577	£ 9,507